Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ (44,874)	$ (45,827)	$ (46,875)
Total operating expenses	(210,912)	(183,277)	(164,685)
Segment income from operations	6,630	(15,704)	(1,612)
Interest income	3,262	4,892	4,619
Interest expense	(1,698)	(728)	(1,514)
Other income/(loss), net	1,038,131	9,183	16,904
Income/(loss) before income taxes	1,046,325	(2,357)	18,397
Income tax (expenses)/benefits	1,285	3,020	(4,131)
Net income	1,047,610	663	14,266
Net income attributable to Xunlei Limited's common shareholders	1,048,265	1,215	14,225
Xunlei Limited
Operating expenses
General and administrative expenses	(1,424)	(1,712)	(7,931)
Total operating expenses	(1,424)	(1,712)	(7,931)
Segment income from operations	(1,424)	(1,712)	(7,931)
Interest income	1,397	1,673	1,512
Interest expense	(93)	(93)	(93)
Other income/(loss), net	(1,689)	2,083	3,928
Income/ (loss) from subsidiaries and consolidated VIEs	1,050,119	(627)	16,948
Income/(loss) before income taxes	1,048,310	1,324	14,364
Income tax (expenses)/benefits	(45)	(109)	(139)
Net income	1,048,265	1,215	14,225
Net income attributable to Xunlei Limited's common shareholders	$ 1,048,265	$ 1,215	$ 14,225